Variable Interest Entities ("VIEs") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Jun. 30, 2025 USD ($)
Variable Interest Entity [Line Items]
2025	$ 39,595
2026	77,274
2027	74,388
2028	71,332
2029	68,361
2030+	$ 201,739